OTHER FINANCIAL ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Categories of financial assets [abstract]
Other non-current receivables	$ 5,278	$ 6,828
Non-current guarantees and deposits	21,405	28,779
Total non-current	26,683	35,607
Current guarantees and deposits	1,696	744
Total current	1,696	744
Total	$ 28,379	$ 36,351